Earnings Per Share (EPS) (Details Narrative) - shares		1 Months Ended	12 Months Ended
	Feb. 26, 2021	Feb. 28, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Conversion price per share and share amount description			Based on the conversion price of EUR 4.74 (previous year: EUR 4.75), 428,710 shares (previous year: 427,536 options) and 1,019,485 stock options (previous year: 1,519,985) can be exercised.
Non-adjusting events after reporting period [member]
Statement Line Items [Line Items]
New ordinary shares with subscription rights	8,969,870	8,969,870
Number of shares outstanding increased	56,717,385	56,717,385